Leases - Summary of changes in lease liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Lease liabilities [member]
Leases [Line Items]
Interest paid	$ 9.8	$ 8.5